INVENTORY (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORY
Schedule of inventory

	December 31,	December 31,
	2024	2023
Materials, supplies, and packaging	$8,085	$7,505
Work in process	77,764	69,632
Finished goods	26,709	28,956
Total inventory	$112,558	$106,093